Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense [Abstract]
Federal	$ 15,662	$ 15,171	$ 13,897
State	2,399	2,359	1,756
Total current tax expense	18,061	17,530	15,653
Deferred tax (benefit) expense	(1,067)	1,139	2,556
Total income tax expense	16,994	18,669	18,209
Components of deferred tax assets and liabilities [Abstract]
Benefits and deferred remuneration	(6,178)	(5,156)
Difference in reporting the allowance for loan losses, net	12,820	11,385
Other income or expense not yet reported for tax purposes	534	(314)
Depreciable assets	(2,541)	(2,347)
Net deferred tax asset at end of year	4,635	3,568	4,707
Net deferred tax asset at beginning of year	3,568	4,707
Deferred tax (benefit) expense	(1,067)	1,139	$ 2,556
Deferred tax liabilities, unrealized gains on available-for-sale securities	2,500	101
Deferred tax liabilities, unrecognized overfunded position in company's pension and postretirement benefit plans	$ 1,600	$ 1,400
Reconciliation from statutory federal income tax rate to effective tax rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%	21.00%
Increase/(decrease) in taxes resulting from [Abstract]
Tax exempt income	0.00%	0.00%	(0.10%)
State income tax, net of federal tax benefit	2.40%	2.60%	2.40%
Other items	1.10%	0.80%	(0.40%)
Effective income tax rate	24.50%	24.40%	22.90%
Federal [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2017
Federal [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2020
New York State [Member] | Minimum [Member]
Open Tax Years [Abstract]
Open tax year	2017
New York State [Member] | Maximum [Member]
Open Tax Years [Abstract]
Open tax year	2020